Non-controlling interests - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) issuance redemption	Dec. 31, 2022 GBP (£) issuance
Non-controlling interests | Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | issuance	0	0
Number of convertible instruments redeemed | redemption	3
Instruments redeemed	£ 312	£ 20
Barclays Bank PLC | Undated Floating Rate Primary Capital Notes Series 1 | Upper Tier 2 instruments | Floating interest rate
Disclosure of classes of share capital [line items]
Instruments redeemed	93
Barclays Bank PLC | Undated Floating Rate Primary Capital Notes Series 2 | Upper Tier 2 instruments | Floating interest rate
Disclosure of classes of share capital [line items]
Instruments redeemed	179
Barclays Bank PLC | 9% Permanent Interest Bearing Capital Bonds (£100m) | Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Instruments redeemed	£ 40
Interest rate	9.00%
Barclays Bank PLC | 6.125% Undated Subordinated Notes (£550m) | Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	6.125%
Barclays Bank PLC | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Proportion of voting rights held by non-controlling interests	100.00%